INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales and Purchases Of Legacy Dole (Details) - Legacy Dole - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 29, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Sales	$ 9,974	$ 8,900
Purchases	$ 30,856	$ 49,000